BUSINESS COMBINATION (Details) - JPY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Nov. 04, 2016	Mar. 31, 2016
Allocation of purchase price
Goodwill			¥ 2,038,710	¥ 2,010,554		¥ 2,132,137
EvD, Inc
Business Acquisition [Line Items]
Cash paid for acquisition		¥ 334,837	135,948
Acquisition related costs						¥ 254,884
Aggregate consideration	¥ 4,381,175	132,084
Promissory note settled		¥ 361,511
Allocation of purchase price
Cash and cash equivalent	179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281
Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050
Total identified net assets	2,218,231
Goodwill	2,162,944
Purchase price	¥ 4,381,175
EDI
Business Acquisition [Line Items]
Cash paid for acquisition			53,467
Adjustment from the earn-out measured at acquisition date			21,980
Percent of interests acquired					100.00%
Allocation of purchase price
Trade accounts receivable					¥ 27,710
Property and equipment					951
Other intangible assets					10,198
Total assets acquired					148,491
Trade accounts payable					20,485
Total liabilities assumed					20,485
Total identified net assets					128,006
Goodwill					127,449
Purchase price					255,455
EDI | Selling, general and administrative expenses
Business Acquisition [Line Items]
Acquisition related costs			¥ 16,415
Customer relationships | EDI
Allocation of purchase price
Other intangible assets					¥ 109,632